Financial instruments and financial risk management - Fx reserve (Details) € in Thousands	12 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about hedges
OCI at beginning of period	€ 1,602
OCI at end of period	1,528
OCI I (Cash flow hedge reserve)
Disclosure of detailed information about hedges
Additions	(4,434)
Reclassification	4,434
OCI II (Cost of hedging reserve)
Disclosure of detailed information about hedges
Additions	(538)
Reclassification	€ 538